Trade and other payables (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Trade and other payables.
Trade payables	$ 8,050,660	$ 2,878,378
Related party interest payable	6,058
Salaries, vacation and other employee benefits payables	551,072	455,480
Trade and other payables	$ 8,607,790	$ 3,333,858	$ 1,296,566